Vanguard® Long-Term Treasury Index Fund
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.7%)
U.S. Government Securities (99.7%)
United States Treasury Note/Bond	6.250%	5/15/30	1,077	1,497
United States Treasury Note/Bond	4.500%	2/15/36	18,197	25,402
United States Treasury Note/Bond	4.750%	2/15/37	13,535	19,508
United States Treasury Note/Bond	5.000%	5/15/37	13,811	20,419
United States Treasury Note/Bond	4.375%	2/15/38	14,620	20,450
United States Treasury Note/Bond	4.500%	5/15/38	18,666	26,494
United States Treasury Note/Bond	3.500%	2/15/39	45,765	58,236
United States Treasury Note/Bond	4.250%	5/15/39	29,037	40,353
United States Treasury Note/Bond	4.500%	8/15/39	27,009	38,673
United States Treasury Note/Bond	4.375%	11/15/39	53,909	76,129
United States Treasury Note/Bond	4.625%	2/15/40	46,949	68,296
United States Treasury Note/Bond	1.125%	5/15/40	133,399	118,287
United States Treasury Note/Bond	4.375%	5/15/40	36,087	51,176
United States Treasury Note/Bond	1.125%	8/15/40	185,070	163,613
United States Treasury Note/Bond	3.875%	8/15/40	39,227	52,411
United States Treasury Note/Bond	1.375%	11/15/40	183,948	169,606
United States Treasury Note/Bond	4.250%	11/15/40	35,466	49,586
United States Treasury Note/Bond	1.875%	2/15/41	205,831	206,474
United States Treasury Note/Bond	4.750%	2/15/41	37,244	55,435
United States Treasury Note/Bond	2.250%	5/15/41	180,757	192,450
United States Treasury Note/Bond	4.375%	5/15/41	36,433	51,992
United States Treasury Note/Bond	1.750%	8/15/41	153,903	151,090
United States Treasury Note/Bond	3.750%	8/15/41	40,397	53,405
United States Treasury Note/Bond	2.000%	11/15/41	26,165	26,823
United States Treasury Note/Bond	3.125%	11/15/41	44,164	53,770
United States Treasury Note/Bond	3.125%	2/15/42	47,114	57,449
United States Treasury Note/Bond	3.000%	5/15/42	44,041	52,795
United States Treasury Note/Bond	2.750%	8/15/42	50,263	57,999
United States Treasury Note/Bond	2.750%	11/15/42	75,667	87,371
United States Treasury Note/Bond	3.125%	2/15/43	65,954	80,547
United States Treasury Note/Bond	2.875%	5/15/43	111,852	131,758
United States Treasury Note/Bond	3.625%	8/15/43	81,744	107,519
United States Treasury Note/Bond	3.750%	11/15/43	80,861	108,429
United States Treasury Note/Bond	3.625%	2/15/44	85,625	113,065
United States Treasury Note/Bond	3.375%	5/15/44	63,948	81,694
United States Treasury Note/Bond	3.125%	8/15/44	94,466	116,518
United States Treasury Note/Bond	3.000%	11/15/44	83,858	101,664
United States Treasury Note/Bond	2.500%	2/15/45	106,453	119,228
United States Treasury Note/Bond	3.000%	5/15/45	51,685	62,983
United States Treasury Note/Bond	2.875%	8/15/45	74,877	89,618
United States Treasury Note/Bond	3.000%	11/15/45	36,436	44,600

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.500%	2/15/46	88,920	100,230
	United States Treasury Note/Bond	2.500%	5/15/46	38,795	43,772
	United States Treasury Note/Bond	2.250%	8/15/46	107,624	116,217
	United States Treasury Note/Bond	2.875%	11/15/46	26,379	31,897
	United States Treasury Note/Bond	3.000%	2/15/47	62,716	77,640
	United States Treasury Note/Bond	3.000%	5/15/47	80,837	100,365
	United States Treasury Note/Bond	2.750%	8/15/47	68,325	81,371
	United States Treasury Note/Bond	2.750%	11/15/47	110,875	132,201
	United States Treasury Note/Bond	3.000%	2/15/48	118,357	147,890
	United States Treasury Note/Bond	3.125%	5/15/48	130,392	166,881
	United States Treasury Note/Bond	3.000%	8/15/48	139,617	174,957
	United States Treasury Note/Bond	3.375%	11/15/48	142,122	190,532
	United States Treasury Note/Bond	3.000%	2/15/49	147,455	185,885
	United States Treasury Note/Bond	2.875%	5/15/49	146,389	180,928
	United States Treasury Note/Bond	2.250%	8/15/49	156,445	171,992
	United States Treasury Note/Bond	2.375%	11/15/49	125,524	141,744
	United States Treasury Note/Bond	2.000%	2/15/50	178,957	186,955
	United States Treasury Note/Bond	1.250%	5/15/50	190,208	166,314
	United States Treasury Note/Bond	1.375%	8/15/50	223,403	201,586
	United States Treasury Note/Bond	1.625%	11/15/50	221,059	211,906
	United States Treasury Note/Bond	1.875%	2/15/51	224,367	228,083
	United States Treasury Note/Bond	2.375%	5/15/51	220,337	249,944
	United States Treasury Note/Bond	2.000%	8/15/51	176,210	184,552
	United States Treasury Note/Bond	1.875%	11/15/51	56,210	57,317
Total U.S. Government and Agency Obligations (Cost $6,652,182)					6,735,971
				Shares
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[1]	Vanguard Market Liquidity Fund (Cost $34,609)	0.077%		346,090	34,609
Total Investments (100.2%) (Cost $6,686,791)					6,770,580
Other Assets and Liabilities—Net (-0.2%)					(10,628)
Net Assets (100%)					6,759,952
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of November 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,735,971	—	6,735,971
Temporary Cash Investments	34,609	—	—	34,609
Total	34,609	6,735,971	—	6,770,580